                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4743

                      (Investment Company Act File Number)

                       Federated Equity Income Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05
                                    --------

               Date of Reporting Period: Six months ended 5/31/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Equity Income Fund, Inc.

Established 1986

19TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$17.10		$15.05
Income From Investment Operations:
Net investment income	0.20		0.33
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.17		2.09
TOTAL FROM INVESTMENT OPERATIONS	0.37		2.42
Less Distributions:
Distributions from net investment income	(0.20)		(0.37)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.20)		(0.37)
Net Asset Value, End of Period	$17.27		$17.10
Total Return [3]	2.13%		16.25	% [4]

Ratios to Average Net Assets:
Expenses	1.16	% [6,7]	1.13	% [7]
Net investment income	2.22	% [6]	2.05%
Expense waiver/reimbursement [8]	0.00	% [6,9]	0.00	% [9]
Supplemental Data:
Net assets, end of period (000 omitted)	$666,863		$643,279
Portfolio turnover	11%		75%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.15% for the six months ended May 31, 2005, 1.12% for the year ended November 30, 2004, 1.16% for the period ended November 30, 2003, and 1.15% for the year ended March 31, 2003, after taking into account these expense reductions.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended March 31,
11/30/2003	[1]	2003		2002		2001		2000
$12.21		$16.66		$16.96		$23.69		$19.49

0.23		0.27		0.25		0.34		0.27
2.81		(4.48)		(0.26)		(6.26)		4.20
3.04		(4.21)		(0.01)		(5.92)		4.47

(0.20)		(0.24)		(0.29)		(0.34)		(0.27)
--		--		--		(0.47)		(0.00	) [2]
(0.20)		(0.24)		(0.29)		(0.81)		(0.27)
$15.05		$12.21		$16.66		$16.96		$23.69
24.99	% [5]	(25.36)%		(0.07)%		(25.58)%		23.14%

1.18	% [6,7]	1.17	% [7]	1.10%		1.07%		1.10%
2.35	% [6]	1.93%		1.49%		1.65%		1.28%
0.00	% [6,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--

$616,835		$549,359		$923,647		$1,077,582		$1,187,734
44%		123%		86%		85%		58%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$17.09		$15.04
Income From Investment Operations:
Net investment income	0.13		0.22
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.18		2.08
TOTAL FROM INVESTMENT OPERATIONS	0.31		2.30
Less Distributions:
Distributions from net investment income	(0.13)		(0.25)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.13)		(0.25)
Net Asset Value, End of Period	$17.27		$17.09
Total Return [3]	1.80%		15.39	% [4]

Ratios to Average Net Assets:
Expenses	1.91	% [6,7]	1.88	% [7]
Net investment income	1.46	% [6]	1.31%
Expense waiver/reimbursement [8]	0.00	% [6,9]	0.00	% [9]
Supplemental Data:
Net assets, end of period (000 omitted)	$417,455		$513,071
Portfolio turnover	11%		75%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.91% for the six months ended May 31, 2005, 1.87% for the year ended November 30, 2004, 1.91% for the period ended November 30, 2003, and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended March 31,
11/30/2003	[1]	2003		2002		2001		2000
$12.21		$16.65		$16.96		$23.68		$19.49

0.16		0.17		0.12		0.18		0.12
2.80		(4.47)		(0.27)		(6.25)		4.19
2.96		(4.30)		(0.15)		(6.07)		4.31

(0.13)		(0.14)		(0.16)		(0.18)		(0.12)
--		--		--		(0.47)		(0.00	) [2]
(0.13)		(0.14)		(0.16)		(0.65)		(0.12)
$15.04		$12.21		$16.65		$16.96		$23.68
24.29	% [5]	(25.89)%		(0.88)%		(26.11)%		22.18%

1.93	% [6,7]	1.92	% [7]	1.85%		1.82%		1.85%
1.60	% [6]	1.16%		0.74%		0.89%		0.53%
0.00	% [6,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--

$603,043		$551,204		$1,021,453		$1,225,097		$1,537,957
44%		123%		86%		85%		58%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$17.10		$15.05
Income From Investment Operations:
Net investment income	0.13		0.22
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.18		2.08
TOTAL FROM INVESTMENT OPERATIONS	0.31		2.30
Less Distributions:
Distributions from net investment income	(0.13)		(0.25)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.13)		(0.25)
Net Asset Value, End of Period	$17.28		$17.10
Total Return [3]	1.80%		15.38	% [4]

Ratios to Average Net Assets:
Expenses	1.91	% [6,7]	1.88	% [7]
Net investment income	1.46	% [6]	1.31%
Expense waiver/reimbursement [8]	0.00	% [6,9]	0.00	% [9]
Supplemental Data:
Net assets, end of period (000 omitted)	$78,553		$84,177
Portfolio turnover	11%		75%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.91% for the six months ended May 31, 2005, 1.87% for the year ended November 30, 2004, 1.91% for the period ended November 30, 2003, and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended March 31,
11/30/2003	[1]	2003		2002		2001		2000
$12.21		$16.66		$16.96		$23.69		$19.50

0.16		0.17		0.12		0.18		0.12
2.81		(4.48)		(0.26)		(6.26)		4.19
2.97		(4.31)		(0.14)		(6.08)		4.31

(0.13)		(0.14)		(0.16)		(0.18)		(0.12)
--		--		--		(0.47)		(0.00	) [2]
(0.13)		(0.14)		(0.16)		(0.65)		(0.12)
$15.05		$12.21		$16.66		$16.96		$23.69
24.37	% [5]	(25.94)%		(0.83)%		(26.14)%		22.17%

1.93	% [6,7]	1.92	% [7]	1.85%		1.82%		1.85%
1.60	% [6]	1.16%		0.74%		0.90%		0.53%
0.00	% [6,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--

$92,145		$85,242		$160,217		$213,472		$249,004
44%		123%		86%		85%		58%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2005		11/30/2004
Net Asset Value, Beginning of Period	$17.12		$15.06
Income From Investment Operations:
Net investment income	0.17		0.30
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.17		2.09
TOTAL FROM INVESTMENT OPERATIONS	0.34		2.39
Less Distributions:
Distributions from net investment income	(0.17)		(0.33)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--		--
TOTAL DISTRIBUTIONS	(0.17)		(0.33)
Net Asset Value, End of Period	$17.29		$17.12
Total Return [3]	2.00%		16.01	% [4]

Ratios to Average Net Assets:
Expenses	1.41	% [6,7]	1.38	% [7]
Net investment income	1.96	% [6]	1.80%
Expense waiver/reimbursement [8]	0.00	% [6,9]	0.00	% [9]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,225		$45,229
Portfolio turnover	11%		75%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.41% for the six months ended May 31, 2005, 1.37%, for the year ended November 30, 2004, 1.41% for the period ended November 30, 2003, and 1.40% for the year ended March 31, 2003, after taking into account these expense reductions.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended March 31,
11/30/2003	[1]	2003		2002		2001		2000
$12.22		$16.67		$16.97		$23.70		$19.50

0.20		0.24		0.21		0.29		0.22
2.81		(4.48)		(0.27)		(6.27)		4.20
3.01		(4.24)		(0.06)		(5.98)		4.42

(0.17)		(0.21)		(0.24)		(0.28)		(0.22)
--		--		--		(0.47)		(0.00	) [2]
(0.17)		(0.21)		(0.24)		(0.75)		(0.22)
$15.06		$12.22		$16.67		$16.97		$23.70
24.75	% [5]	(25.54)%		(0.32)%		(25.76)%		22.82%

1.43	% [6,7]	1.42	% [7]	1.35%		1.32%		1.35%
2.10	% [6]	1.66%		1.24%		1.39%		1.03%
0.00	% [6,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--

$49,192		$43,366		$81,067		$103,323		$147,313
44%		123%		86%		85%		58%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,021.30	$5.85
Class B Shares	$1,000	$1,018.00	$9.61
Class C Shares	$1,000	$1,018.00	$9.61
Class F Shares	$1,000	$1,020.00	$7.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.84
Class B Shares	$1,000	$1,015.41	$9.60
Class C Shares	$1,000	$1,015.41	$9.60
Class F Shares	$1,000	$ 1,017.90	$7.09

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.16%
Class B Shares	1.91%
Class C Shares	1.91%
Class F Shares	1.41%

Portfolio of Investments Summary Table

At May 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	32.8%
Industrials	9.8%
Consumer Discretionary	9.4%
Energy	9.3%
Telecommunication Services	8.2%
Consumer Staples	7.6%
Healthcare	6.4%
Utilities	6.3%
Materials	3.7%
Information Technology	0.8%
Cash Equivalents [2]	5.3%
Other Assets and Liabilities--Net [3]	0.4%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares		Value
	COMMON STOCKS--92.3%
	Consumer Discretionary--9.4%
49,700	Knight-Ridder, Inc.	$3,135,076
678,057	Limited, Inc.	13,947,633
562,100	Mattel, Inc.	10,218,978
239,100	May Department Stores Co.	9,124,056
1,196,000	McDonald's Corp.	37,004,240
431,900	Newell Rubbermaid, Inc.	9,843,001
310,000	Nissan Motor Co. Ltd., ADR	6,094,786
1,626,700	Pearson PLC, ADR	19,683,070
50,000	Whirlpool Corp.	3,440,000
	TOTAL	112,490,840
	Consumer Staples--7.6%
145,400	Albertsons, Inc.	3,051,946
59,600	Anheuser-Busch Cos., Inc.	2,792,260
458,200	Coca-Cola Co.	20,449,466
154,500	Colgate-Palmolive Co.	7,720,365
358,200	Kimberly-Clark Corp.	23,043,006
76,400	Lancaster Colony Corp.	3,357,016
256,500	Loews Corp.	7,664,220
252,100	PepsiCo, Inc.	14,193,230
136,000	Sara Lee Corp.	2,759,440
97,700	Unilever N.V., ADR	6,500,958
	TOTAL	91,531,907
	Energy--9.3%
199,300	BP PLC, ADR	11,997,860
57,700	Chevron Corp.	3,103,106
75,300	ENI SPA, ADR	9,659,484
532,100	Exxon Mobil Corp.	29,904,020
162,700	Kinder Morgan, Inc.	12,643,417
35,800	Norsk Hydro A.S., ADR	2,910,898
252,600	Royal Dutch Petroleum Co., ADR	14,797,308
247,300	Total SA, Class B, ADR	27,497,287
	TOTAL	112,513,380
Shares		Value
	COMMON STOCKS--continued
	Financials--30.8%
161,643	Ace Ltd.	$6,986,210
434,400	Allstate Corp.	25,282,080
1,569,100	Amvescap PLC, ADR	18,687,981
485,914	Bank of America Corp.	22,507,537
461,800	Bank of New York Co., Inc.	13,309,076
103,083	Cincinnati Financial Corp.	4,068,686
1,314,400	Citigroup, Inc.	61,921,384
381,900	Federal Home Loan Mortgage Corp.	24,838,776
158,500	Federal National Mortgage Association	9,389,540
652,300	J.P. Morgan Chase & Co.	23,319,725
121,500	Lloyds TSB Group PLC, ADR	4,048,380
785,500	MBNA Corp.	16,566,195
225,500	Mellon Financial Corp.	6,259,880
290,800	Morgan Stanley	14,237,568
381,600	Nationwide Financial Services, Inc., Class A	14,569,488
172,000	New York Community Bancorp, Inc.	3,133,840
152,300	Northern Trust Corp.	6,993,616
501,500	Sun Life Financial Services of Canada	15,802,265
169,167	The St. Paul Travelers Cos., Inc.	6,408,046
159,200	Trizec Properties, Inc.	3,105,992
321,300	U.S. Bancorp	9,423,729
279,700	UBS AG	21,634,795
412,300	Wells Fargo & Co.	24,907,043
98,700	Willis Group Holdings Ltd.	3,382,449
132,800	XL Capital Ltd.	9,997,184
	TOTAL	370,781,465
	Healthcare--6.4%
146,100	Abbott Laboratories	7,047,864
161,800	Baxter International, Inc.	5,970,420
114,600	GlaxoSmithKline PLC, ADR	5,695,620
53,000	Johnson & Johnson	3,556,300
470,500	Merck & Co., Inc.	15,263,020
934,800	Pfizer, Inc.	26,080,920
317,700	Wyeth	13,778,649
	TOTAL	77,392,793
Shares		Value
	COMMON STOCKS--continued
	Industrials--9.8%
83,400	Dover Corp.	$3,158,358
1,079,100	General Electric Co.	39,365,568
278,000	Lockheed Martin Corp.	18,039,420
451,400	Quebecor World, Inc.	8,594,656
572,300	TNT NV, ADR	14,708,110
116,500	Union Pacific Corp.	7,800,840
43,900	United Parcel Service, Inc.	3,233,235
152,700	United Technologies Corp.	16,293,090
231,000	Waste Management, Inc.	6,812,190
	TOTAL	118,005,467
	Information Technology--0.8%
140,900	Hewlett-Packard Co.	3,171,659
408,700	Nokia Oyj, Class A, ADR	6,890,682
	TOTAL	10,062,341
	Materials--3.7%
66,100	Air Products & Chemicals, Inc.	3,981,203
139,200	Akzo Nobel NV, ADR	5,470,560
174,500	Bowater, Inc.	5,479,300
243,400	Du Pont (E.I.) de Nemours & Co.	11,320,534
245,600	POSCO, ADR	11,032,352
561,200	Stora Enso Oyj, ADR	7,419,064
	TOTAL	44,703,013
	Telecommunication Services--8.2%
159,600	AT&T Corp.	2,998,884
319,600	BCE, Inc.	7,350,800
468,700	BellSouth Corp.	12,542,412
1,007,000	SBC Communications, Inc.	23,543,660
354,000	TDC A/S, ADR	7,798,620
523,400	Telefonos de Mexico, Class L, ADR	9,766,644
587,100	Telstra Corp. Ltd., ADR	11,190,126
559,800	Verizon Communications	19,805,724
147,000	Vodafone Group PLC, ADR	3,701,460
	TOTAL	98,698,330
Shares or Principal Amount		Value
	COMMON STOCKS--continued
	Utilities--6.3%
42,300	Entergy Corp.	$3,038,409
121,100	Equitable Resources, Inc.	7,697,116
312,800	Exelon Corp.	14,654,680
405,900	Korea Electric Power Corp., ADR	6,043,851
142,900	National Grid Group PLC, ADR	7,047,828
353,300	Northeast Utilities Co.	6,998,873
116,900	ONEOK, Inc.	3,606,365
173,400	Pinnacle West Capital Corp.	7,650,408
297,900	Progress Energy, Inc.	13,176,117
49,600	RWE AG, ADR	3,043,808
110,100	Suez SA, ADR	2,966,094
	TOTAL	75,923,549
	TOTAL COMMON STOCKS (IDENTIFIED COST $969,695,278)	1,112,103,085
	PREFERRED STOCKS--2.0%
	Financials--2.0%
236,400	Chubb Corp., PRIDES, $1.75 Annual Dividend	7,335,492
175	Federal National Mortgage Association, Conv. Pfd., $5375.00 Annual Dividend	16,918,300
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $24,041,422)	24,253,792
	REPURCHASE AGREEMENT--5.3%
$63,622,000	Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $63,627,443 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	63,622,000
	TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $1,057,358,700) [1]	1,199,978,877
	OTHER ASSETS AND LIABILITIES - NET--0.4%	5,118,406
	TOTAL NET ASSETS--100%	$1,205,097,283

1 The cost of investments for federal tax purposes amounts to $1,057,358,700.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities
SPA	--Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,057,358,700)		$1,199,978,877
Cash		1,551,220
Income receivable		3,149,258
Receivable for investments sold		6,069,715
Receivable for shares sold		603,522
TOTAL ASSETS		1,211,352,592
Liabilities:
Payable for investments purchased	$1,535,484
Payable for shares redeemed	3,251,512
Payable for transfer and dividend disbursing agent fees and expenses	565,831
Payable for custodian fees	20,373
Payable for portfolio accounting fees	12,209
Payable for distribution services fee (Note 5)	327,948
Payable for shareholder services fee (Note 5)	253,239
Accrued expenses	288,713
TOTAL LIABILITIES		6,255,309
Net assets for 69,768,017 shares outstanding		$1,205,097,283
Net Assets Consist of:
Paid-in capital		$1,329,781,763
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		142,620,651
Accumulated net realized loss on investments, options and foreign currency transactions		(268,685,781)
Undistributed net investment income		1,380,650
TOTAL NET ASSETS		$1,205,097,283
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($666,863,278 ÷ 38,604,728 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$17.27
Offering price per share (100/94.50 of $17.27) [1]		$18.28
Redemption proceeds per share		$17.27
Class B Shares:
Net asset value per share ($417,455,412 ÷ 24,175,205 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$17.27
Offering price per share		$17.27
Redemption proceeds per share (94.50/100 of $17.27) [1]		$16.32
Class C Shares:
Net asset value per share ($78,553,462 ÷ 4,546,284 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$17.28
Offering price per share (100/99.00 of $17.28) [1]		$17.45
Redemption proceeds per share (99.00/100 of $17.28) [1]		$17.11
Class F Shares:
Net asset value per share ($42,225,131 ÷ 2,441,800 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$17.29
Offering price per share (100/99.00 of $17.29) [1]		$17.46
Redemption proceeds per share (99.00/100 of $17.29) [1]		$17.12

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $50 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $856,785)			$20,767,273
Interest			379,339
TOTAL INCOME			21,146,612
Expenses:
Investment adviser fee (Note 5)		$3,767,131
Administrative personnel and services fee (Note 5)		504,574
Custodian fees		28,650
Transfer and dividend disbursing agent fees and expenses		1,125,870
Directors'/Trustees' fees		10,169
Auditing fees		7,742
Legal fees		4,140
Portfolio accounting fees		85,489
Distribution services fee--Class B Shares (Note 5)		1,752,549
Distribution services fee--Class C Shares (Note 5)		309,475
Distribution services fee--Class F Shares (Note 5)		54,898
Shareholder services fee--Class A Shares (Note 5)		810,665
Shareholder services fee--Class B Shares (Note 5)		584,183
Shareholder services fee--Class C Shares (Note 5)		102,897
Shareholder services fee--Class F Shares (Note 5)		54,772
Share registration costs		47,416
Printing and postage		138,855
Insurance premiums		8,317
Taxes		47,125
Miscellaneous		5,561
TOTAL EXPENSES		9,450,478
Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(26,148)
Fees paid indirectly from directed brokerage arrangement	(60,572)
TOTAL WAIVER AND EXPENSE REDUCTION		(86,720)
Net expenses			9,363,758
Net investment income			11,782,854
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments			29,744,267
Net realized loss on written options			(129,799)
Net realized loss on foreign currency transactions			(2,726)
Net change in unrealized depreciation of investments, written options and translation of assets and liabilities in foreign currency			(15,643,856)
Net realized and unrealized gain on investments, written options and foreign currency transactions			13,967,886
Change in net assets resulting from operations			$25,750,740

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,782,854	$22,224,651
Net realized gain on investments, written options and foreign currency transactions	29,611,742	177,737,956
Net increase due to reimbursement from Adviser (Note 5)	--	715,187
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	(15,643,856)	(4,311,064)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,750,740	196,366,730
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,425,637)	(14,186,053)
Class B Shares	(3,550,743)	(8,855,691)
Class C Shares	(618,174)	(1,376,869)
Class F Shares	(440,477)	(959,683)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,035,031)	(25,378,296)
Share Transactions:
Proceeds from sale of shares	97,767,150	141,246,542
Net asset value of shares issued to shareholders in payment of distributions declared	10,734,463	22,445,013
Cost of shares redeemed	(202,877,249)	(410,147,321)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(94,375,636)	(246,455,766)
Change in net assets	(80,659,927)	(75,467,332)
Net Assets:
Beginning of period	1,285,757,210	1,361,224,542
End of period (including undistributed net investment income of $1,380,650 and $1,632,827, respectively)	$1,205,097,283	$1,285,757,210

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Class F Shares. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2005, the Fund had no realized gain (loss) on futures contracts.

At May 31, 2005, the Fund had no outstanding futures contracts.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, in the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2005, the Fund had a realized loss of $129,799 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at prior period-end	(850)	$ (178,444)
Contracts opened	--	--
Contracts expired	425	$ 89,222
Contracts bought to close	425	$ 89,222
Outstanding at May 31, 2005	0	$ 0

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2005, the Fund had no outstanding securities on loan.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,710,503	$82,060,784	6,711,266	$109,207,586
Shares issued to shareholders in payment of distributions declared	391,423	6,792,739	804,988	12,918,546
Shares redeemed	(4,116,915)	(71,518,195)	(10,884,534)	(175,741,367)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	985,011	$17,335,328	(3,368,280)	$(53,615,235)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	613,877	$$10,629,243	1,416,635	$22,853,176
Shares issued to shareholders in payment of distributions declared	179,122	3,116,363	483,720	7,738,378
Shares redeemed	(6,634,114)	(115,423,449)	(11,972,458)	(194,036,288)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,841,115)	$(101,677,843)	(10,072,103)	$(163,444,734)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	236,793	$4,100,019	438,531	$7,121,257
Shares issued to shareholders in payment of distributions declared	27,746	482,708	65,792	1,053,448
Shares redeemed	(640,011)	(11,120,145)	(1,704,639)	(27,523,325)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(375,472)	$(6,537,418)	(1,200,316)	$(19,348,620)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	56,419	$977,104	127,238	$2,064,523
Shares issued to shareholders in payment of distributions declared	19,706	342,653	45,784	734,641
Shares redeemed	(276,646)	(4,815,460)	(796,201)	(12,846,341)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(200,521)	$(3,495,703)	(623,179)	$(10,047,177)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,432,097)	$(94,375,636)	(15,263,878)	$(246,455,766)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $1,057,358,700. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $142,620,177. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $179,129,217 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,509,040.

At November 30, 2004, the Fund had a capital loss carryforward of $295,009,662 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$140,280,434
2010	$125,726,830
2011	$ 29,002,398

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $50 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the six months ended May 31, 2005, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $83,692 of the fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC, the principal distributor, retained $77,591 in sales charges from the sale of Class A Shares. FSC also retained $421 of contingent deferred sales charges relating to redemptions of Class A Shares, $1,232 relating to redemptions of Class C Shares and $1,017 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2005, the Fund's expenses were reduced by $60,572 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $715,187 which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact to the Fund that may have resulted from orders incorrectly accepted by Federated employees after the Fund's closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$134,149,268
Sales	$194,716,893

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as, the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Equity Income Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

8110102 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Equity Income Fund, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005